Contingent liabilities, contractual commitments and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 111,922	$ 107,699
Commitments	897,150	827,854
Off-balance sheet commitments	330,267	297,196
Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	330,412	297,306
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	677,618	637,133
IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	678,024	637,571
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	7,818	8,241
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	78,535	50,852
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	810,797	768,761
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	236,135	209,066
Loans and other credit-related commitments | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	236,135	209,066
Loans and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	660,648	618,402
Loans and other credit-related commitments | IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	661,015	618,788
HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	7,723	17,797
Commitments	0	0
HSBC Holdings | – documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | – forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | – standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	0	0
Financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	17,009	18,783
Financial guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	0	0
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	94,277	88,240
– performance and other guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	7,723	17,707
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	636	676
– other contingent liabilities | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 0	$ 90